Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities.
Lease liabilities

25. Lease liabilities

	December 31,		December 31,
	2024	2023	2024	2023

	(Euro, in thousands)		(Euro, in thousands)
	Lease payments		Present value of lease payments
Lease liabilities

Within one year	€3,830	€4,779	€3,479	€4,652
In the second to fifth years inclusive	7,307	5,031	6,592	4,944
After five years	1,796	—	1,651	—
	€12,933	€9,810	€11,722	€9,596

Less future finance charges	1,211	214
Present value of lease liabilities	€11,722	€9,596

Less amount due for settlement within 12 months	3,479	4,652	3,479	4,652
Amount due for settlement after 12 months	€8,243	€4,944	€8,243	€4,944